Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Net [Abstract]
Schedule of Vessels, Net

	Cost	Accumulated Depreciation	Net Book Value

Balance at December 31, 2013	$387,777	$(51,325)	$336,452

Additions	—	(16,223)	(16,223

Balance at December 31, 2014	$387,777	$(67,548)	$320,229

Additions	99,363	(19,400)	79,963

Balance at December 31, 2015	$487,140	$(86,948)	$400,192